CAPITAL STOCK AND RESERVES - Summary of share purchase warrant, RSU and stock option transactions (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Warrants
Share-based payments
Outstanding at beginning of period (in shares)	12,823	2,812,500
Exercised (in shares)	(9,657)	(2,812,500)
Cancelled (in shares)	(3,166)	(137,868)
Outstanding at end of period (in shares)		12,823
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 6.77	$ 10.80
Exercised (in dollars per share) | $ / shares	6.81	10.80
Cancelled (in dollars per share) | $ / shares	6.57	14.88
Outstanding at end of period (in dollars per share) | $ / shares		6.77
Weighted average share price (in dollars per share) | $ / shares	$ 7.69	$ 15.78
Warrants | QuestEx Gold And Copper Ltd
Share-based payments
Issued/granted (in shares)		150,691
Issued/granted (in dollars per share) | $ / shares		$ 14.19
RSU
Share-based payments
Outstanding at beginning of period (in shares)	1,835,821	56,074
Issued/granted (in shares)	607,750	1,836,766
Exercised (in shares)	(400,776)	(48,074)
Cancelled (in shares)	(197,456)	(8,945)
Outstanding at end of period (in shares)	1,845,339	1,835,821
PSU
Share-based payments
Issued/granted (in shares)	770,000
Outstanding at end of period (in shares)	770,000
DSU
Share-based payments
Issued/granted (in shares)	86,257
Outstanding at end of period (in shares)	86,257
Stock options
Share-based payments
Outstanding at beginning of period (in shares)	5,033,425	5,275,124
Issued/granted (in shares)	485,151	399,306
Exercised (in shares)	(267,524)	(479,169)
Cancelled (in shares)	(351,134)	(238,994)
Outstanding at end of period (in shares)	4,899,918	5,033,425
Exercisable at end of period (in shares)	3,755,055
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 10.44	$ 10.18
Issued/granted (in dollars per share) | $ / shares	6.80	8.61
Exercised (in dollars per share) | $ / shares	3.86	5.19
Cancelled (in dollars per share) | $ / shares	11.80	11.80
Outstanding at end of period (in dollars per share) | $ / shares	10.34	10.44
Exercisable at end of period (in dollars per share) | $ / shares	10.48
Weighted average share price (in dollars per share) | $ / shares	$ 7.46	$ 15.13
Stock options | QuestEx Gold And Copper Ltd
Share-based payments
Issued/granted (in shares)		77,158
Issued/granted (in dollars per share) | $ / shares		$ 9.87